Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 39,022.3	$ 31,979.0	$ 26,839.0
Pretax Profit (Loss)	5,160.3	3,163.6	2,138.9
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	14,904.1	13,017.2	11,177.6
Pretax Profit (Loss)	1,673.2	1,435.7	839.6
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	15,305.9	13,017.5	10,769.6
Pretax Profit (Loss)	1,181.4	1,088.5	683.7
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	36,192.4	30,933.3	25,729.9
Pretax Profit (Loss)	3,287.3	2,915.0	1,686.9
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	30,210.0	26,034.7	21,947.2
Pretax Profit (Loss)	2,854.6	2,524.2	1,523.3
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	4,427.6	3,610.9	2,793.9
Pretax Profit (Loss)	458.8	478.6	214.1
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	1,554.8	1,287.7	988.8
Pretax Profit (Loss)	(26.1)	(88.7)	(50.3)
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0
Pretax Profit (Loss)	0.0	0.9	(0.2)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	563.7	472.2	370.6
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	195.0	158.5	126.8
Pretax Profit (Loss)	16.1	24.4	17.3
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	2,071.2	415.0	612.7
Pretax Profit (Loss)	2,046.6	390.7	588.8
Segment Reconciling Items | Other gains (losses)
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	(1.0)
Pretax Profit (Loss)	0.0	0.0	(1.0)
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (189.7)	$ (166.5)	$ (153.1)